Property, Plant and Equipment - 10K (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Leasehold improvements, gross	$ 2,542,044		$ 2,542,044	$ 3,170,598
Computer equipment, gross	762,977		754,502	669,782
Furniture and fixtures, gross	452,696		452,696	488,807
Property, plant and equipment, gross	3,757,717		3,749,242	4,329,187
Accumulated depreciation, depletion and amortization, property, plant, and equipment	(3,343,869)		(3,299,417)	(3,497,251)
Property, plant and equipment, net	413,848		449,825	831,936
Depreciation and other amortization	$ 44,452	$ 78,778	247,357	351,561	$ 463,137
Loss on disposal of assets			$ (243,707)	0
Net book value of equipment sold				223,949
Proceeds from sale of equipment				569,607
Gain on sale of equipment				$ 345,658